Document and Entity Information - shares	12 Months Ended
	Mar. 31, 2019	Apr. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	VODAFONE GROUP PUBLIC LTD CO
Entity Central Index Key	0000839923
Document Type	20-F
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	27,230,375,568	0
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY